Schedule of consolidated actuarial information (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Fair value of plan assets	R$ 9,378	R$ 10,420	R$ 10,366	R$ 9,063
Net liabilities in the statement of financial position	6,205	6,843	6,709	4,989
Pension Plans And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	2,670	2,909	2,972	2,170
Health Plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	3,469	3,319	3,102	2,344
Dental Plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	66	64	61	48
life insurance [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position		551	R$ 574	R$ 427
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	15,561	17,242
Fair value of plan assets	(9,378)	(10,420)
Net liabilities in the statement of financial position	6,205	6,843
Actuarial assumption of expected rates of pension increases [member] | Initial Net Liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	6,183	6,822
Actuarial assumption of expected rates of pension increases [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	22	21
Actuarial assumption of expected rates of pension increases [member] | Pension Plans And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	12,026	13,308
Fair value of plan assets	(9,378)	(10,420)
Net liabilities in the statement of financial position	2,670	2,909
Actuarial assumption of expected rates of pension increases [member] | Pension Plans And Retirement Supplement Plans [member] | Initial Net Liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	2,648	2,888
Actuarial assumption of expected rates of pension increases [member] | Pension Plans And Retirement Supplement Plans [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	22	21
Actuarial assumption of expected rates of pension increases [member] | Health Plan [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	3,469	3,319
Net liabilities in the statement of financial position	3,469	3,319
Actuarial assumption of expected rates of pension increases [member] | Health Plan [member] | Initial Net Liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	3,469	3,319
Actuarial assumption of expected rates of pension increases [member] | Dental Plan [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	66	64
Net liabilities in the statement of financial position	R$ 66	64
Actuarial assumption of expected rates of pension increases [member] | Dental Plan [member] | Initial Net Liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position		64
Actuarial assumption of expected rates of pension increases [member] | life insurance [member]
IfrsStatementLineItems [Line Items]
Present value of obligations		551
Net liabilities in the statement of financial position		551
Actuarial assumption of expected rates of pension increases [member] | life insurance [member] | Initial Net Liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position		R$ 551